Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(Loss) earnings	$ (42)	$ 371
Items that may be reclassified subsequently to earnings:
Foreign currency translation gain (loss) on foreign operations	14	(21)
Other comprehensive income (loss), net of tax	14	(21)
Comprehensive (loss) income	$ (28)	$ 350